Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2024	2023
	£m	£m
Current
Bank loans	460	381
Bonds	2,841	1,638
Commercial paper	1,444	840
Lease liabilities	114	96
	4,859	2,955
Non-current
Bank loans	2,434	2,557
Bonds	39,114	36,855
Lease liabilities	665	618
	42,213	40,030
Total borrowings	47,072	42,985
Total borrowings are repayable as follows:

	2024	2023
	£m	£m
Less than 1 year	4,859	2,955
In 1 to 2 years	2,706	2,799
In 2 to 3 years	3,134	2,689
In 3 to 4 years	2,948	3,129
In 4 to 5 years	4,375	2,505
More than 5 years:
By instalments	736	922
Other than by instalments	28,314	27,986
	47,072	42,985

Schedule of lease obligations

	2024	2023
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	133	118
1 to 5 years	370	318
More than 5 years	507	480
	1,010	916
Less: finance charges allocated to future periods	(231)	(202)
	779	714
The present value of lease liabilities are as follows:
Less than 1 year	114	96
1 to 5 years	300	269
More than 5 years	365	349
	779	714